Investments - Schedule of gain (loss) on investments by transaction type (Details) - Fixed income securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	$ 3,165	$ 4,863	$ 4,397
Gross realized losses	$ (5,099)	$ (3,305)	$ (5,418)